TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Taxes on Income
Income (loss) before taxes on income is comprised as follows:
	Year ended December 31,
	2013	2014	2015

Domestic	$(829)	$(6,343)	$(5,453)
Foreign	641	1,422	(1,608)

	$(188)	$(4,921)	$(7,061

Schedule of Taxes on Income
Taxes on income are comprised as follows:

	Year ended December 31,
	2013	2014	2015

Current taxes	$(204)	$(496)	$(194)
Deferred taxes	205	(56)	(1,021)

	$1	$(552)	$(1,215)

Domestic	$205	$(166)	$(1,268)
Foreign	(204)	(386)	53

	$1	$(552)	$(1,215)

Schedule of Deferred Tax Assets
Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2014	2015

Carryforward losses	$10,627	$12,899
Research and development expenses	780	712
Accrued severance pay	17	52
Accrued vacation pay	30	33

Deferred tax assets before valuation allowance	11,454	13,696

Deferred tax liability:
Intangible assets	(2,391)	(1,922)
Deferred revenues	(66)	(46)

Deferred tax liabilities before valuation allowance	(2,457)	(1,968)

Net deferred tax assets before valuation allowance	8,997	11,728

Valuation allowance	(8,177)	(11,728)

Net deferred tax assets	$820	$-

Company's deferred tax assets and deferred tax liabilities as of December 31, 2014 and 2015:

	December 31,
	2014	2015
Domestic:
Current deferred tax asset, net	$746	$-
Non-current deferred tax asset, net	522	-

	1,268	-

Current deferred tax liability, net	(130)	-
Non-current deferred tax liability, net	(318)	-

	(448)	-

	$820	$-

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits in the years ended December 31, 2014 and December 31, 2015 are as follows:

Gross unrecognized tax benefits as of January 1, 2014	$204
Interest accrued	9

Gross unrecognized tax benefits as of December 31, 2014	213
Deduction of unrecognized tax benefits	(213)

Gross unrecognized tax benefits as of December 31, 2015	$-